Income Tax Expense/(Credit)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Tax Expense/(Credit)
9.	INCOME TAX EXPENSE/(CREDIT)
Hong Kong profits tax has been provided at the rate of 16.5% (2020: 16.5%; 2019: 16.5%) on the estimated assessable profits arising in Hong Kong:

		For the year ended December 31,
	Note	2019	2020	2021
		HK$	HK$	HK$
Hong Kong profits tax
Charge for the year		69,585,469	96,708,600	104,423,916
Overprovision in prior year		—	(143,606)	—
Deferred tax	3, 22	79,556,400	(242,913,577)	—
The People’s Republic of China withholding tax
Charge for the year		9,207,649	8,807,816	4,871,121

		158,349,518	(137,540,767)	109,295,037

Under the
two-tiered
profits tax rates regime

of Hong Kong Profits Tax,
 the first HK$
2
 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$
2
 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered
profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the Hong Kong Profits Tax of the qualifying group entity is calculated at
8.25
% on the first HK$
2
million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$
2
million.
The directors of the Company considered the amount involved upon implementation of the two-tiered
profits tax rates regime as insignificant to the consolidated financial statements. Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for the year ended December 31, 2019. For the year ended December 31, 2020 and 2021, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$
2
 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$
2
 million.

A reconciliation of tax expense/(credit) and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Profit before tax	989,253,972	1,001,420,217	1,331,176,555

Tax at statutory tax rate of 16.5%	163,226,906	165,234,336	219,644,132
Tax effect of two-tiered profit tax rate	—	(165,000)	(165,000)
Tax effect of non-taxable income	(23,255,305)	(79,190,106)	(95,836,917)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	—	—	(20,747,569)
Tax effect of non-deductible expenses	8,952,076	10,887,971	1,566,657
Tax effect of unrecognized temporary difference	223,434	(25,011)	(4,075)
Tax effect of deferred tax liability reversed	—	(242,913,577)	—
Tax effect of tax loss not recognized	24,541	—	—
Overprovision in prior year	—	(143,606)	—
Utilization of tax losses previously not recognized	(29,783)	(33,590)	(33,312)
Withholding tax on the dividend income	9,207,649	8,807,816	4,871,121

Income tax expense/(credit)	158,349,518	(137,540,767)	109,295,037